Financial Assets Delivered as Guarantee (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Assets Delivered as Guarantee

As of December 31, 2018 and 2017 and January 1, 2017, the Bank delivered as guarantee the following financial assets:

	Carrying Amount
Description	12/31/2018	12/31/2017	01/01/2017
For transactions with the BCRA	5,719,689	5,914,284	3,858,230
For securities forward contracts	182,448	4,420,094	2,212,958
For guarantee deposits	854,083	943,313	729,108

Total	6,756,220	11,277,691	6,800,296